First Trust SkyBridge Crypto Industry and Digital Economy ETF (CRPT)
Consolidated Portfolio of Investments
May 31, 2026 (Unaudited)

Shares	Description	Value
COMMON STOCKS (a) — 74.8%
	Banks — 4.2%
16,263	JPMorgan Chase & Co.	$4,867,679
	Capital Markets — 15.2%
27,363	Coinbase Global, Inc., Class A (b)	5,172,428
143,571	Galaxy Digital, Inc., Class A (b)	4,246,830
84,978	Robinhood Markets, Inc., Class A (b)	8,013,425
		17,432,683
	Financial Services — 8.4%
9,745	Mastercard, Inc., Class A	4,813,835
14,685	Visa, Inc., Class A	4,792,597
		9,606,432
	Health Care Equipment & Supplies — 4.9%
317,631	Strive, Inc., Class A (b) (c)	5,612,540
	Hotels, Restaurants & Leisure — 10.7%
6,710,214	Metaplanet, Inc. (JPY) (b) (c)	12,260,523
	Software — 31.4%
208,632	Bitdeer Technologies Group, Class A (b)	3,648,974
189,492	Cipher Digital, Inc. (b)	4,481,486
172,134	Cleanspark, Inc. (b)	3,148,331
757,137	Hive Digital Technologies Ltd. (b)	3,422,259
71,099	IREN Ltd. (b)	4,517,630
243,950	MARA Holdings, Inc. (b)	3,508,001
126,241	Riot Platforms, Inc. (b)	3,422,393
32,908	Strategy, Inc. (b)	5,235,334
178,569	Terawulf, Inc. (b)	4,564,224
		35,948,632
	Total Common Stocks	85,728,489
	(Cost $79,564,061)
EXCHANGE-TRADED PRODUCTS — 21.5%
	Capital Markets — 21.5%
117,651	Bitwise Bitcoin ETF (b)	4,690,746
80,161	Fidelity Wise Origin Bitcoin Fund (b)	5,122,288
64,176	Invesco Galaxy Bitcoin ETF (b)	4,686,773
132,100	iShares Bitcoin Trust ETF (b)	5,499,323
226,541	VanEck Bitcoin ETF (b)	4,702,991
	Total Exchange-Traded Products	24,702,121
	(Cost $28,926,939)
Shares	Description	Value
MONEY MARKET FUNDS — 0.3%
328,303	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 3.49% (d)	$328,303
	(Cost $328,303)

Principal Value	Description	Value
REPURCHASE AGREEMENTS — 13.4%
$15,342,476	Mizuho Financial Group, Inc., 3.61% (d), dated 05/29/26, due 06/01/26, with a maturity value of $15,347,092. Collateralized by U.S. Treasury Securities, interest rates of 3.13% to 4.50%, due 11/15/28 to 11/15/33. The value of the collateral including accrued interest is $15,649,326. (e)	15,342,476
	(Cost $15,342,476)

	Total Investments — 110.0%	126,101,389
	(Cost $124,161,779)
	Net Other Assets and Liabilities — (10.0)%	(11,514,130)
	Net Assets — 100.0%	$114,587,259

(a)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(b)	Non-income producing security.
(c)
All or a portion of this security is on loan for securities
lending. The remaining contractual maturity of all of the
securities lending transactions is overnight and continuous.
The aggregate value of such securities is $14,652,756 and the total value of the collateral held by the Fund, including for securities sold and pending settlement, is $15,342,476.

(d)	Rate shown reflects yield as of May 31, 2026.
(e)	This security serves as collateral for securities on loan.

Abbreviations throughout the Consolidated Portfolio of Investments:
JPY	– Japanese Yen

First Trust SkyBridge Crypto Industry and Digital Economy ETF (CRPT)
Consolidated Portfolio of Investments (Continued)
May 31, 2026 (Unaudited)
Country Allocation†	% of Net Assets
United States	75.8%
Japan	24.1
Australia	3.9
Cayman Islands	3.2
Canada	3.0
Total Investments	110.0
Net Other Assets and Liabilities	(10.0)
Total	100.0%

†	Portfolio securities are categorized based upon their country of incorporation.

Valuation Inputs
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
• Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
• Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
• Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
A summary of the inputs used to value the Fund’s investments as of May 31, 2026 is as follows:

	Total Value at 5/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$85,728,489	$85,728,489	$—	$—
Exchange-Traded Products*	24,702,121	24,702,121	—	—
Money Market Funds	328,303	328,303	—	—
Repurchase Agreements	15,342,476	—	15,342,476	—
Total Investments	$126,101,389	$110,758,913	$15,342,476	$—

*	See Consolidated Portfolio of Investments for industry breakout.